Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	£ 52,300	£ 55,700
Deposits by banks	6,628	13,993
Subordinated liabilities	2,032	2,385
Of which secured	29,500	33,500
Of which unsecured	£ 22,800	22,200
Unsecured debt issued	99.00%
Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	£ 11,000
Subordinated liabilities and equity (incl. AT1)	3,100
Wholesale fund amount	14,100
Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	3,300
Wholesale fund amount	37,600
Deposits by banks	600
Certificates of deposit and commercial paper	4,100
Covered bonds	18,900
Securitisation and structured issuance	6,100
TFSME	3,900
Subordinated liabilities	700
Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	5,000
Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
≤ 1 month
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,000	3,300
Of which secured	0	900
Of which unsecured	1,000	2,400
≤ 1 month | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	500
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	500
≤ 1 month | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	0
Wholesale fund amount	500
Deposits by banks	0
Certificates of deposit and commercial paper	500
Covered bonds	0
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
≤ 1 month | Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
≤ 1 month | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>1 and ≤ 3 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	6,600	4,800
Of which secured	3,300	500
Of which unsecured	3,300	4,300
>1 and ≤ 3 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	0
Subordinated liabilities and equity (incl. AT1)	200
Wholesale fund amount	200
>1 and ≤ 3 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	0
Wholesale fund amount	6,400
Deposits by banks	0
Certificates of deposit and commercial paper	3,100
Covered bonds	2,800
Securitisation and structured issuance	500
TFSME	0
Subordinated liabilities	0
>1 and ≤ 3 months | Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance
>1 and ≤ 3 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>3 and ≤ 6 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,300	1,800
Of which secured	2,000	1,300
Of which unsecured	1,300	500
>3 and ≤ 6 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	700
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	700
>3 and ≤ 6 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	0
Wholesale fund amount	2,000
Deposits by banks	0
Certificates of deposit and commercial paper	500
Covered bonds	800
Securitisation and structured issuance	700
TFSME	0
Subordinated liabilities	0
>3 and ≤ 6 months | Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
>3 and ≤ 6 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
>6 and ≤ 9 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	800	1,200
Of which secured	400	200
Of which unsecured	400	1,000
>6 and ≤ 9 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>6 and ≤ 9 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	0
Wholesale fund amount	800
Deposits by banks	400
Certificates of deposit and commercial paper	0
Covered bonds	200
Securitisation and structured issuance	200
TFSME	0
Subordinated liabilities	0
>6 and ≤ 9 months | Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
>6 and ≤ 9 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>9 and ≤ 12 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,400	8,500
Of which secured	300	7,200
Of which unsecured	1,100	1,300
>9 and ≤ 12 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	800
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	800
>9 and ≤ 12 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	100
Wholesale fund amount	600
Deposits by banks	200
Certificates of deposit and commercial paper	0
Covered bonds	100
Securitisation and structured issuance	200
TFSME	0
Subordinated liabilities	0
>9 and ≤ 12 months | Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	200
>9 and ≤ 12 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
No later than one year
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	13,100	19,600
Of which secured	6,000	10,100
Of which unsecured	7,100	9,500
No later than one year | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	2,000
Subordinated liabilities and equity (incl. AT1)	200
Wholesale fund amount	2,200
No later than one year | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	100
Wholesale fund amount	10,300
Deposits by banks	600
Certificates of deposit and commercial paper	4,100
Covered bonds	3,900
Securitisation and structured issuance	1,600
TFSME	0
Subordinated liabilities	0
No later than one year | Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	500
No later than one year | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	600
Later than one year and not later than two years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	13,800	9,000
Of which secured	10,200	6,800
Of which unsecured	3,600	2,200
Later than one year and not later than two years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	2,000
Subordinated liabilities and equity (incl. AT1)	900
Wholesale fund amount	2,900
Later than one year and not later than two years | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	700
Wholesale fund amount	10,900
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	6,200
Securitisation and structured issuance	1,500
TFSME	2,500
Subordinated liabilities	0
Later than one year and not later than two years | Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	1,500
Later than one year and not later than two years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>2 and ≤ 5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	20,400	22,000
Of which secured	10,300	14,100
Of which unsecured	10,100	7,900
>2 and ≤ 5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	5,700
Subordinated liabilities and equity (incl. AT1)	2,000
Wholesale fund amount	7,700
>2 and ≤ 5 years | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	2,300
Wholesale fund amount	12,700
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	7,200
Securitisation and structured issuance	3,000
TFSME	0
Subordinated liabilities	200
>2 and ≤ 5 years | Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	3,000
>2 and ≤ 5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	5,000	5,100
Of which secured	3,000	2,500
Of which unsecured	2,000	£ 2,600
>5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	1,300
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	1,300
>5 years | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured	200
Wholesale fund amount	3,700
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	1,600
Securitisation and structured issuance	0
TFSME	1,400
Subordinated liabilities	500
>5 years | Other Santander UK plc | RMBS And ABS
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	£ 0